Fixed Assets (Details) - Schedule of Fixed Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost Basis	$ 3,149,258	$ 3,134,850	$ 2,654,307
Accumulated Depreciation	(1,145,399)	(815,987)	(387,010)
Net	2,003,859	2,318,863	2,267,297
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	378,480	376,429	312,489
Accumulated Depreciation	(292,655)	(197,907)	(75,053)
Net	85,825	178,522	237,436
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	2,585,077	2,572,720	2,240,252
Accumulated Depreciation	(789,781)	(579,015)	(306,688)
Net	1,795,296	1,993,705	1,933,564
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	56,656	56,656	90,757
Accumulated Depreciation	(12,449)	(8,200)	(4,857)
Net	44,207	48,456	85,900
Other Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	8,605	8,605	10,809
Accumulated Depreciation	(1,869)	(1,224)	(412)
Net	6,736	7,381	$ 10,397
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost Basis	120,440	120,440
Accumulated Depreciation	(48,645)	(29,641)
Net	$ 71,795	$ 90,799